Fair Value Measurements (Quantitative Information for Assets Measured at Fair Value) (Details) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Other real estate owned [Member]		Dec. 31, 2012 Impaired loans [Member]		Dec. 31, 2012 Minimum [Member] Impaired loans [Member]	Dec. 31, 2012 Maximum [Member] Impaired loans [Member]	Dec. 31, 2012 (Level 3) Significant Other Unobservable Inputs [Member] Other real estate owned [Member]	Dec. 31, 2012 (Level 3) Significant Other Unobservable Inputs [Member] Impaired loans [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other real estate owned	$ 428	$ 427							$ 50
Impaired Loans	$ 7,662	$ 9,539								$ 1,212
Fair Value Measurements, Valuation Techniques			Appraisal of collateral (1)	[1]	Appraisal of collateral (1)	[1]
Fair Value Measurements, Unobservable Inputs			Appraisal and liquidation adjustments (2)	[2]	Appraisal and liquidation adjustments (2)	[2]
Fair Value Inputs, Discount Rate			0.00%				0.00%	(7.00%)

[1]	Fair value is generally determined through independent appraisals of the underlying collateral that generally include various level 3 inputs which are not identifiable.
[2]	Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.